Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Disaggregated Revenue by Primary Geographic
In the following tables, revenue is disaggregated by primary geographic market and by principal activities and products. Due to the diversified nature of the Group, the basis on which management reviews its businesses varies across the Group. Geography is the primary basis for the Americas Materials and Europe Materials businesses; while activities and products are used for the Building Products businesses.
Revenue from external customers (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation greater than 10% are included below. Further operating segment disclosures are set out in note 2.

Primary geographic markets	Year ended 31 December
	Americas Materials 2021	Europe Materials 2021	Building Products 2021	Total 2021	Americas Materials 2020	Europe Materials 2020	Building Products 2020	Total 2020	Americas Materials 2019	Europe Materials 2019	Building Products 2019	Total 2019
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations
Republic of Ireland (country of domicile)	-	706	-	706	-	632	-	632	-	655	-	655
United Kingdom	-	3,979	244	4,223	-	3,157	180	3,337	-	3,478	243	3,721
Rest of Europe (i)	-	5,243	1,085	6,328	-	4,841	992	5,833	-	4,845	1,162	6,007
United States	11,172	-	6,021	17,193	9,984	-	5,479	15,463	10,307	-	5,086	15,393
Rest of World (ii)	1,235	653	643	2,531	1,289	511	522	2,322	1,319	531	506	2,356

Total Group from continuing operations	12,407	10,581	7,993	30,981	11,273	9,141	7,173	27,587	11,626	9,509	6,997	28,132
Discontinued operations
Rest of Europe (i) - Europe Distribution				-				-				3,557

Total Group				30,981				27,587				31,689
(i)
The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Estonia, Finland, France, Germany, Hungary, Luxembourg, the Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.

(ii)	The Rest of World principally includes Australia, Brazil, Canada and the Philippines.

Schedule of Disaggregated Revenue by Principal Activities and Products

Principal activities and products	Year ended 31 December
	Americas Materials (iii) 2021	Europe Materials (iii) 2021	Building Products 2021	Total 2021	Americas Materials (iii) 2020	Europe Materials (iii) 2020	Building Products 2020	Total 2020	Americas Materials (iii) 2019	Europe Materials (iii) 2019	Building Products 2019	Total 2019
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations
Cement, lime and cement products	1,483	3,463	-	4,946	1,403	2,974	-	4,377	1,368	2,962	-	4,330
Aggregates, asphalt and readymixed products	6,262	3,606	-	9,868	5,604	3,100	-	8,704	5,649	3,427	-	9,076
Construction contract activities*	4,662	2,065	175	6,902	4,266	1,732	168	6,166	4,609	1,801	185	6,595
Architectural products	-	1,264	3,790	5,054	-	1,166	3,439	4,605	-	1,069	2,983	4,052
Infrastructure products	-	183	1,605	1,788	-	169	1,278	1,447	-	250	1,387	1,637
Construction accessories	-	-	731	731	-	-	626	626	-	-	660	660
Architectural glass and glazing systems and related hardware	-	-	1,692	1,692	-	-	1,662	1,662	-	-	1,782	1,782

Total Group from continuing operations	12,407	10,581	7,993	30,981	11,273	9,141	7,173	27,587	11,626	9,509	6,997	28,132
Discontinued operations
General Builders Merchants, DIY Germany and Sanitary, Heating & Plumbing - Europe Distribution				-				-				3,557

Total Group				30,981				27,587				31,689

(iii)
Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management reviews and evaluates this business line.